Condensed Consolidated Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit after tax attributable to equity holders of the parent	£ 568	£ 597
Movement in fair value reserve (debt instruments):
- Change in fair value	46	(29)
- Income statement transfers	(37)	39
- Taxation	(3)	(3)
Other comprehensive income, fair value reserve (debt instruments)	6	7
Cash flow hedges:
- Effective portion of changes in fair value	(76)	(408)
- Income statement transfers	718	64
- Taxation	(179)	96
Other comprehensive income, cash flow hedges, total	463	(248)
Net other comprehensive income/(expense) that may be reclassified to profit or loss subsequently	469	(241)
Pension remeasurement:
- Change in fair value	2	(159)
- Taxation	(1)	45
Pension remeasurement, total	1	(114)
Own credit adjustment:
- Change in fair value	4	(11)
- Taxation	(1)	3
Own credit adjustment, total	3	(8)
Net other comprehensive income/(expense) that will not be reclassified to profit or loss subsequently	4	(122)
Total other comprehensive income/(expense) net of tax	473	(363)
Total comprehensive income/(expense)	£ 1,041	£ 234